Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2016
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya MidCap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 124).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Fund normally invests in companies that the sub-adviser ("Sub-Adviser") believes have above average prospects for growth. For this Fund, the Sub-Adviser defines mid-sized companies as those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index ("Index") at the time of purchase. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of June 30, 2016, ranged from $313.2 million to $28.6 billion.

The Fund may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the Fund. The Fund typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The Fund may also invest in foreign securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

In managing the Fund, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth and validate the Sub-Adviser's expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company: The price of a company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency: To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company's growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model: A manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors' historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds ("ETFs"), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Securities Lending: Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund's other risks.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Class W shares performance shown for the period prior to their inception date is the performance of Class A shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd 2009, 17.62% and Worst quarter: 4th 2008, -23.42% The Fund's Class A shares' year-to-date total return as of June 30, 2016: 3.32%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class W shares performance shown for the period prior to their inception date is the performance of Class A shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.84%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.31%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 701
3 Yrs	rr_ExpenseExampleYear03	972
5 Yrs	rr_ExpenseExampleYear05	1,264
10 Yrs	rr_ExpenseExampleYear10	2,092
1 Yr	rr_ExpenseExampleNoRedemptionYear01	701
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	972
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,264
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,092
2006	rr_AnnualReturn2006	7.53%
2007	rr_AnnualReturn2007	25.32%
2008	rr_AnnualReturn2008	(38.02%)
2009	rr_AnnualReturn2009	40.99%
2010	rr_AnnualReturn2010	29.97%
2011	rr_AnnualReturn2011	(0.88%)
2012	rr_AnnualReturn2012	13.56%
2013	rr_AnnualReturn2013	31.04%
2014	rr_AnnualReturn2014	8.42%
2015	rr_AnnualReturn2015	(0.09%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.42%)
1 Yr	rr_AverageAnnualReturnYear01	(5.83%)
5 Yrs	rr_AverageAnnualReturnYear05	8.54%
10 Yrs	rr_AverageAnnualReturnYear10	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.06%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 709
3 Yrs	rr_ExpenseExampleYear03	952
5 Yrs	rr_ExpenseExampleYear05	1,321
10 Yrs	rr_ExpenseExampleYear10	2,227
1 Yr	rr_ExpenseExampleNoRedemptionYear01	209
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	652
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,121
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,227
1 Yr	rr_AverageAnnualReturnYear01	(5.32%)
5 Yrs	rr_AverageAnnualReturnYear05	8.72%
10 Yrs	rr_AverageAnnualReturnYear10	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	2.06%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 309
3 Yrs	rr_ExpenseExampleYear03	652
5 Yrs	rr_ExpenseExampleYear05	1,121
10 Yrs	rr_ExpenseExampleYear10	2,418
1 Yr	rr_ExpenseExampleNoRedemptionYear01	209
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	652
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,121
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,418
1 Yr	rr_AverageAnnualReturnYear01	(1.73%)
5 Yrs	rr_AverageAnnualReturnYear05	9.02%
10 Yrs	rr_AverageAnnualReturnYear10	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.98%
1 Yr	rr_ExpenseExampleYear01	$ 100
3 Yrs	rr_ExpenseExampleYear03	321
5 Yrs	rr_ExpenseExampleYear05	559
10 Yrs	rr_ExpenseExampleYear10	1,244
1 Yr	rr_ExpenseExampleNoRedemptionYear01	100
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	321
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	559
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,244
1 Yr	rr_AverageAnnualReturnYear01	0.32%
5 Yrs	rr_AverageAnnualReturnYear05	10.27%
10 Yrs	rr_AverageAnnualReturnYear10	9.82%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.31%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 133
3 Yrs	rr_ExpenseExampleYear03	422
5 Yrs	rr_ExpenseExampleYear05	731
10 Yrs	rr_ExpenseExampleYear10	1,610
1 Yr	rr_ExpenseExampleNoRedemptionYear01	133
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	422
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	731
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,610
1 Yr	rr_AverageAnnualReturnYear01	(0.09%)
5 Yrs	rr_AverageAnnualReturnYear05	9.83%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2008
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.56%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 159
3 Yrs	rr_ExpenseExampleYear03	499
5 Yrs	rr_ExpenseExampleYear05	863
10 Yrs	rr_ExpenseExampleYear10	1,887
1 Yr	rr_ExpenseExampleNoRedemptionYear01	159
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	499
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	863
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,887
1 Yr	rr_AverageAnnualReturnYear01	(0.31%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2011
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.06%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 108
3 Yrs	rr_ExpenseExampleYear03	344
5 Yrs	rr_ExpenseExampleYear05	598
10 Yrs	rr_ExpenseExampleYear10	1,326
1 Yr	rr_ExpenseExampleNoRedemptionYear01	108
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	344
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	598
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,326
1 Yr	rr_AverageAnnualReturnYear01	0.16%
5 Yrs	rr_AverageAnnualReturnYear05	10.10%
10 Yrs	rr_AverageAnnualReturnYear10	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2009
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(8.07%)
5 Yrs	rr_AverageAnnualReturnYear05	6.65%
10 Yrs	rr_AverageAnnualReturnYear10	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.92%)
5 Yrs	rr_AverageAnnualReturnYear05	6.56%
10 Yrs	rr_AverageAnnualReturnYear10	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Growth Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.20%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.54%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.16%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Growth Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.20%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.54%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.16%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Growth Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.20%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.54%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.16%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Growth Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.20%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.54%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.16%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Growth Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.20%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.54%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%	[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Growth Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.20%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	14.58%	[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Growth Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(0.20%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.54%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.16%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.44%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.44%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.44%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.44%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.44%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%	[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.44%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	14.71%	[4]
Class A, B, C, I, O, R and W Shares | Voya MidCap Opportunities Fund | Russell Midcap® Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.44%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	11.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	8.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	The adviser is contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 0.98%, 1.35%, 1.60%, and 1.10% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 1.31%, 2.06%, 2.06%, 1.31%, 1.56%, and 1.06% for Class A, Class B, Class C, Class O, Class R, and Class W shares, respectively, through October 1, 2017. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund's board.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.